Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity
Note 11. Stockholders’ Equity
ATI Physical Therapy, Inc. preferred stock
The Company is authorized to issue 1.0 million shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2021, there was no preferred stock issued or outstanding.

Class A common stock
The Company is authorized to issue 470.0 million shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share on each matter on which they are entitled to vote. At December 31, 2021, there were 207.4 million shares of Class A common stock issued and 197.4 million shares outstanding.
As a result of the recapitalization associated with the Business Combination, shares are reflected as if they were issued and outstanding as of the earliest reported period to reflect the new capital structure. At the time of the Business Combination, stockholders of Wilco Holdco, Inc. received 130.3 million shares of the Company’s Class A common stock, par value $0.0001 per share, for the outstanding shares of Wilco Holdco common stock, par value $0.01 per share, that such stockholders owned. Upon distribution of shares to holders of unvested Incentive Common Units granted prior to the Business Combination under the Wilco Acquisition, LP 2016 Equity Incentive Plan, 2.0 million of these shares were restricted subject to vesting requirements, resulting in total unrestricted shares of 128.3 million and an exchange ratio of 136.7 unrestricted shares of ATI Physical Therapy, Inc. for every previously outstanding Wilco Holdco share.
As of December 31, 2021, shares of Class A common stock reserved for potential future issuance, on an as-if
converted basis, were as follows (in thousands):

December 31, 2021
Shares available for grant under the ATI 2021 Equity Incentive Plan	18,996
Earnout Shares reserved	15,000
Class A common stock Warrants outstanding	9,867
Vesting Shares reserved (1)	8,625
Restricted shares (1,2)	1,323

Total shares of common stock reserved	53,811

(1)	Represents shares of Class A common stock legally issued, but not outstanding, as of December 31, 2021.
(2)
Represents a portion of the 2.0 million restricted shares distributed following the Business Combination to holders of unvested Incentive Common Units under the Wilco Acquisition, LP 2016 Equity Incentive Plan. Refer to Note 10—
Share-Based Compensation
for further details.

Treasury stock
During the year ended December 31, 2021, the Company net settled 0.03 million shares of its Class A common stock related to employee tax withholding obligations associated with the Company’s share-based compensation program. These shares are reflected at cost as treasury stock in the consolidated financial statements.